Daruma Asset Management, Inc.
80 West 49th Street
New York, NY 10018
Tel: 212-869-4000
Fax: 212-869-4882

Form 13F Cover Page

Report for the calendar year ended or quarter ended:
March 31, 2003

Check here if amendment:[   ] Amendment Number
This Amendment (check one only):
	[    ]is a restatement
	[    ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:		Mariko O. Gordon
Address:	Daruma Asset Mangement, Inc.
		80 West 40th Street
		New York, NY 10018

13F File Number:	28-7768

Mariko O. Gordon ('Gordon"), a natural person, owns a majority of the outstanding voting securities and is president of Daruma Asset
Management, Inc. ("Daruma"), an "institutional investment manager" as such term is defined in Rule 13f-1 ("Rule 13f-1") under the Securities
Act of 1934. Solely for purposes of the reporting requirements of Rule 13f-1,
Gordon may be deemed to have "investment discretion" (as such term is defined in Rule 13f-1) with respect to all accounts
(the "Daruma Accounts") over which Daruma exercises investment discretion. Daruma has filed a Form 13F reporting on behalf of Gordon required information with respect to "13f securities" (as such term is defined in Rule 13f-1) held in the Daruma Accounts.

Person signing this report on behalf of reporting manager:
Name:		Mariko O. Gordon
Title:	President
Phone:	212-687-1233
Signature, place and date of signing:



/s/
Mariko O. Gordon	New York, New York 	May 13, 2003


Report Type: (Check only one):

[   ]	13F Holdings Report
[ x ]	13F Notice Report
[   ]	13F Combination Report

List of other managers reporting for this manager:
Daruma Asset Management, Inc.		28-7766
I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES AND EXCHANGE COMMISSION ACT OF 1934.